Earnings per Share (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Income from continuing operations	$ 289.4	$ 250.3	$ 278.9	$ 280.9	$ 273.7	$ 221.5	$ 188.4	$ 249.7	$ 1,099.5	$ 933.3	$ 696.7
Income from discontinued operations	104.6	96.5	(752.2)	82.7	70.8	97.3	101.6	74.9	(468.4)	344.6	295.0
Net Income Attributable to Air Products	$ 394.0	$ 346.8	$ (473.3)	$ 363.6	$ 344.5	$ 318.8	$ 290.0	$ 324.6	$ 631.1	$ 1,277.9	$ 991.7
Weighted average number of common shares outstanding									216.4	214.9	212.7
Employee stock option and other award plans									1.9	2.4	2.5
Weighted average number of common shares outstanding assuming dilution									218.3	217.3	215.2
Income from Continuing Operations, Basic	$ 1.33	$ 1.16	$ 1.29	$ 1.30	$ 1.27	$ 1.03	$ 0.88	$ 1.17	$ 5.08	$ 4.34	$ 3.28
Income (loss) from Discontinued Operations, Basic	0.48	0.44	(3.48)	0.38	0.33	0.45	0.47	0.35	(2.16)	1.61	1.38
Net Income Attributable to Air Products	1.81	1.60	(2.19)	1.68	1.60	1.48	1.35	1.52	2.92	5.95	4.66
Income from Continuing Operations, Diluted	1.32	1.15	1.28	1.29	1.26	1.02	0.87	1.15	5.04	4.29	3.24
Income from Discontinued Operations, Diluted	0.48	0.44	(3.45)	0.38	0.32	0.45	0.46	0.35	(2.15)	1.59	1.37
Net Income Attributable to Air Products	$ 1.80	$ 1.59	$ (2.17)	$ 1.67	$ 1.58	$ 1.47	$ 1.33	$ 1.50	$ 2.89	$ 5.88	$ 4.61